Pacer Swan SOS Fund of Funds ETF
Schedule of Investments
July 31, 2024 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 99.4%	Shares	Value
Pacer Swan SOS Conservative (April) ETF (a)(b)	1,444,323	$35,856,763
Pacer Swan SOS Conservative (January) ETF (a)(b)	594,109	15,793,675
Pacer Swan SOS Conservative (July) ETF (a)(b)	604,426	15,338,761
Pacer Swan SOS Conservative (October) ETF (a)(b)	260,606	6,723,661
Pacer Swan SOS Flex (April) ETF (a)(b)	566,488	15,933,721
Pacer Swan SOS Flex (January) ETF (a)(b)	838,205	26,538,912
Pacer Swan SOS Flex (July) ETF (a)(b)	681,433	18,927,551
Pacer Swan SOS Flex (October) ETF (a)(b)	460,273	12,817,268
Pacer Swan SOS Moderate (April) ETF (a)(b)	2,202,347	58,513,937
Pacer Swan SOS Moderate (January) ETF (a)(b)	2,264,990	63,459,131
Pacer Swan SOS Moderate (July) ETF (a)(b)	1,817,321	49,281,202
Pacer Swan SOS Moderate (October) ETF (a)(b)	1,287,082	34,551,716
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $313,029,589)		353,736,298

TOTAL INVESTMENTS - 99.4% (Cost $313,029,589)		353,736,298
Other Assets in Excess of Liabilities – 0.6%		1,988,714
TOTAL NET ASSETS - 100.0%		$355,725,012

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.

	Share Activity				Period Ended July 31, 2024
Security Name	Balance as of November 1, 2023	Purchases	Sales	Balance July 31, 2024	Value	Dividend Income	Gain/(Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Pacer Swan SOS Conservative April ETF	327,442	1,196,218	(79,337)	1,444,323	$35,856,763	$-	$222,984	$2,231,887
Pacer Swan SOS Conservative January ETF	308,978	342,793	(57,662)	594,109	15,793,675	-	180,026	1,494,459
Pacer Swan SOS Conservative July ETF	313,311	343,295	(52,180)	604,426	15,338,761		212,904	1,426,854
Pacer Swan SOS Conservative October ETF	214,178	77,272	(30,844)	260,606	6,723,661	-	137,070	723,971
Pacer Swan SOS Flex April ETF	472,770	160,791	(67,073)	566,488	15,933,721		294,100	2,101,945
Pacer Swan SOS Flex January ETF	437,034	482,632	(81,461)	838,205	26,538,912		492,719	2,899,645
Pacer Swan SOS Flex July ETF	483,971	277,006	(79,544)	681,433	18,927,551		430,761	2,578,559
Pacer Swan SOS Flex October ETF	380,730	134,055	(54,512)	460,273	12,817,268	-	317,546	1,454,631
Pacer Swan SOS Moderate April ETF	1,013,302	1,364,396	(175,351)	2,202,347	58,513,937		641,210	4,629,790
Pacer Swan SOS Moderate January ETF	1,183,273	1,301,950	(220,233)	2,264,990	63,459,131		947,601	5,779,704
Pacer Swan SOS Moderate July ETF	1,185,133	827,216	(195,028)	1,817,321	49,281,202	-	1,006,288	5,299,245
Pacer Swan SOS Moderate October ETF	1,070,760	368,767	(152,445)	1,287,082	34,551,716	-	775,363	3,435,655

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Swan SOS Fund of Funds ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$353,736,298	$–	$–	$353,736,298
Total Investments	$353,736,298	$–	$–	$353,736,298

Refer to the Schedule of Investments for further disaggregation of investment categories.